Related Party Transactions (Transactions by Type) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Revenues		$ 41,594	$ 49,259	$ 96,805	$ 96,415
Operating expenses (credits):
Related party costs and expenses	$ 68
Total operating expenses (credits), net		(51,814)	(45,217)	(142,982)	(137,725)
MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Revenues						$ 115,370	$ 51,657	$ 18,955
Operating expenses (credits):
Total operating expenses (credits), net						(202,996)	(142,562)	(134,728)
Operating Expense
Operating expenses (credits):
Related party expense		(804)	(4,427)	(1,329)	(7,458)
Operating Expense | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Related party expense						(9,347)	(930)	71,722
Selling, General and Administrative Expenses
Operating expenses (credits):
Selling, general and administrative expenses (a)		(51,010)	(40,790)	(141,653)	(130,267)
Selling, General and Administrative Expenses | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Selling, general and administrative expenses (a)						(193,649)	(141,632)	(206,450)
Madison Square Garden Sports | Revenue sharing expenses
Operating expenses (credits):
Related party costs and expenses		7,353	5,791	15,639	12,187
Madison Square Garden Sports | Revenue sharing expenses | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Related party costs and expenses						17,279	558	110,002
Madison Square Garden Sports | Reimbursement under Arena License Arrangements
Operating expenses (credits):
Related party costs and expenses		8,911	10,047	18,761	19,097
Madison Square Garden Sports | Reimbursement under Arena License Arrangements | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Related party costs and expenses						25,827	9,717	0
Madison Square Garden Sports | Cost reimbursement from MSG Sports
Operating expenses (credits):
Related party costs and expenses		9,789	9,159	28,781	28,888
Madison Square Garden Sports | Cost reimbursement from MSG Sports | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Related party costs and expenses						38,254	36,502	116,946
Madison Square Garden Sports | Allocation of charges for venue usage to MSG Sports | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Related party costs and expenses						0	0	46,072
Madison Square Garden Sports | Corporate allocations to MSG Entertainment | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Related party costs and expenses						161,189	100,942	82,506
Sphere Entertainment | Corporate allocations to Sphere Entertainment
Operating expenses (credits):
Related party costs and expenses		40,794	32,343	114,761	106,628
Other Related Parties | Other operating expenses, net
Operating expenses (credits):
Related party costs and expenses		$ 327	$ 541	$ 3,682	$ 4,701
Other Related Parties | Other operating expenses, net | MSGE SPINCO, INC [Member]
Operating expenses (credits):
Related party costs and expenses						$ 4,995	$ 4,041	$ 794